Nature of Business and Organization (Details) - USD ($)		12 Months Ended
	Dec. 27, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jan. 28, 2021	May 08, 2019
Nature of Business and Organization [Line Items]
Gain on disposal of subsidary (in Dollars)		$ 25,098
Agreement term		20 years
WFOE receive percentage		100.00%
Disposal Group, Deferred Gain on Disposal (in Dollars)		$ 25,098
Financial Supporting Agreements [Member]
Nature of Business and Organization [Line Items]
Obligation income percentage		100.00%
Agreement term		20 years
Jiangsu Yanggu [Member]
Nature of Business and Organization [Line Items]
Equity interests							100.00%
HKDAEx Limited [Member]
Nature of Business and Organization [Line Items]
Ownership amount (in Dollars)	$ 1
Gain on disposal of subsidary (in Dollars)	$ 25,098
Jiangsu Yanggu [Member]
Nature of Business and Organization [Line Items]
Ownership interest					11.875%		50.00%
Service fees		100.00%
Obligation income percentage		100.00%
Jiangsu Yanggu [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Nature of Business and Organization [Line Items]
Ownership interest						10.00%